UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 16.0%
Capital Markets - 0.6%
State Street Corp.	71,670	$2,981,472

Commercial Banks - 4.4%
BB&T Corp.	27,160	856,626
HSBC Holdings PLC (Sponsored ADR) (a)	105,370	4,597,293
KeyCorp	257,760	2,172,917
US Bancorp	73,150	2,443,942
Wells Fargo & Co.	359,050	12,218,471

		22,289,249

Consumer Finance - 0.2%
Discover Financial Services	21,100	817,203

Diversified Financial Services - 2.6%
Citigroup, Inc.	181,590	5,395,039
JPMorgan Chase & Co.	216,460	8,039,324

		13,434,363

Insurance - 1.1%
Chubb Corp. (The)	13,360	987,170
Fidelity National Financial, Inc. - Class A	132,785	2,501,670
Travelers Cos., Inc. (The)	15,710	1,017,065
Validus Holdings Ltd.	34,405	1,152,912

		5,658,817

Real Estate Investment Trusts (REITs) - 6.0%
American Realty Capital Trust, Inc.	219,255	2,587,209
Duke Realty Corp.	164,430	2,384,235
EastGroup Properties, Inc.	46,160	2,474,176
Entertainment Properties Trust	83,180	3,792,176
Glimcher Realty Trust	225,660	2,364,917
Health Care REIT, Inc.	38,440	2,246,434
Home Properties, Inc.	36,390	2,323,501
Liberty Property Trust	65,710	2,423,385
Mid-America Apartment Communities, Inc.	34,500	2,346,000
Regency Centers Corp.	52,880	2,591,120
Simon Property Group, Inc.	16,010	2,540,787
Weingarten Realty Investors	90,840	2,537,161

		30,611,101

Thrifts & Mortgage Finance - 1.1%
New York Community Bancorp, Inc. (a)	432,740	5,738,133

		81,530,338

Health Care - 14.3%
Health Care Providers & Services - 2.6%
Aetna, Inc.	16,600	637,606
Health Net, Inc. (b)	29,840	693,780
UnitedHealth Group, Inc.	97,810	5,311,083
WellPoint, Inc.	112,030	6,707,236

		13,349,705

Pharmaceuticals - 11.7%
Abbott Laboratories	59,750	3,916,015

Company	Shares	U.S. $ Value
AstraZeneca PLC (Sponsored ADR)	264,300	$12,366,597
GlaxoSmithKline PLC (Sponsored ADR) (a)	84,740	3,854,823
Johnson & Johnson	157,460	10,617,528
Merck & Co., Inc.	176,690	7,606,504
Pfizer, Inc.	800,340	19,096,112
Roche Holding AG (Sponsored ADR)	44,760	2,036,580
		59,494,159
		72,843,864
Information Technology - 13.9%
Communications Equipment - 1.5%
Cisco Systems, Inc.	411,090	7,843,597
Computers & Peripherals - 4.4%
Apple, Inc.	25,020	16,644,305
Dell, Inc. (b)	107,930	1,142,978
Hewlett-Packard Co.	261,700	4,417,496
		22,204,779
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	40,550	1,426,144
IT Services - 0.8%
International Business Machines Corp.	20,990	4,089,902
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	581,400	6,796,566
Intel Corp.	675,180	16,764,719
		23,561,285
Software - 2.3%
Microsoft Corp.	382,510	11,788,958
		70,914,665
Consumer Staples - 12.0%
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	40,620	1,850,241
Kroger Co. (The)	407,740	9,084,447
		10,934,688
Food Products - 0.9%
ConAgra Foods, Inc.	142,460	3,577,171
Tyson Foods, Inc. - Class A	67,820	1,062,061
		4,639,232
Household Products - 2.0%
Kimberly-Clark Corp.	60,830	5,085,388
Procter & Gamble Co. (The)	75,700	5,086,283
		10,171,671
Tobacco - 6.9%
Altria Group, Inc.	369,590	12,551,276
Lorillard, Inc.	73,200	9,187,332
Philip Morris International, Inc.	72,090	6,437,637

Company	Shares	U.S. $ Value
Reynolds American, Inc.	157,400	$7,256,140
		35,432,385
		61,177,976
Energy - 11.8%
Energy Equipment & Services - 2.4%
Seadrill Ltd. (a)	302,690	12,476,882
Oil, Gas & Consumable Fuels - 9.4%
BP PLC (Sponsored ADR)	269,600	11,339,376
Chevron Corp.	54,050	6,062,248
Exxon Mobil Corp.	180,700	15,775,110
Royal Dutch Shell PLC (ADR)	163,614	11,448,072
Teekay Corp.	108,890	3,220,966
		47,845,772
		60,322,654
Consumer Discretionary - 9.4%
Auto Components - 0.3%
Lear Corp.	41,440	1,609,115
Automobiles - 0.4%
Ford Motor Co.	226,520	2,115,697
Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	19,570	1,751,319
Household Durables - 1.3%
Garmin Ltd. (a)	103,820	4,189,137
Newell Rubbermaid, Inc.	125,960	2,258,463
		6,447,600
Media - 4.6%
Gannett Co., Inc.	336,710	5,138,195
McGraw-Hill Cos., Inc. (The)	93,320	4,777,984
Time Warner Cable, Inc. - Class A	69,660	6,187,201
Viacom, Inc. - Class B	118,262	5,914,283
Walt Disney Co. (The)	35,000	1,731,450
		23,749,113
Multiline Retail - 1.3%
Macy’s, Inc.	159,200	6,417,352
Specialty Retail - 1.2%
GameStop Corp. - Class A (a)	85,500	1,631,340
Home Depot, Inc. (The)	59,060	3,351,655
Lowe’s Cos., Inc.	41,830	1,191,318
		6,174,313
		48,264,509
Utilities - 7.2%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	111,969	4,813,547
Edison International	110,220	4,826,534
Great Plains Energy, Inc.	159,190	3,393,931

Company	Shares	U.S. $ Value
NV Energy, Inc.	292,660	$5,133,257
		18,167,269
Gas Utilities - 1.0%
Atmos Energy Corp.	100,140	3,498,892
UGI Corp.	60,130	1,832,762
		5,331,654
Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	228,730	4,663,805
DTE Energy Co.	78,130	4,562,792
Public Service Enterprise Group, Inc.	16,660	527,455
Sempra Energy	49,780	3,295,436
		13,049,488
		36,548,411
Industrials - 6.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	14,230	932,207
Northrop Grumman Corp.	81,400	5,444,846
Raytheon Co.	15,050	850,626
		7,227,679
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	59,880	1,870,053
Industrial Conglomerates - 3.2%
General Electric Co.	789,130	16,342,882
Machinery - 1.5%
Cummins, Inc.	47,050	4,569,025
Eaton Corp. (a)	68,530	3,064,662
		7,633,687
		33,074,301
Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	380,620	13,945,917
CenturyLink, Inc.	238,720	10,088,307
Verizon Communications, Inc.	53,140	2,281,832
		26,316,056
Materials - 2.6%
Chemicals - 2.2%
Dow Chemical Co. (The)	101,070	2,962,362
LyondellBasell Industries NV	109,090	5,327,955
PPG Industries, Inc.	27,690	3,046,454
		11,336,771
Metals & Mining - 0.4%
Commercial Metals Co.	76,180	970,533

Company	Shares	U.S. $ Value
Freeport-McMoRan Copper & Gold, Inc.	30,780	$1,111,466
		2,081,999
		13,418,770
Total Common Stocks (cost $455,245,425)		504,411,544

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (c) (cost $3,626,410)	3,626,410	3,626,410
Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $458,871,835)		508,037,954

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.4%
Investment Companies - 4.4%
AllianceBernstein Exchange Reserves - Class I, 0.18% (c) (cost $22,242,518)	22,242,518	22,242,518
Total Investments - 103.9% (cost $481,114,353) (d)		530,280,472
Other assets less liabilities - (3.9)%		(19,800,061)
Net Assets - 100.0%		$510,480,411

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,798,834 and gross unrealized depreciation of investments was $(7,632,715), resulting in net unrealized appreciation of $49,166,119.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Equity Income Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$81,530,338		$	– 0	–	$	– 0	–	$81,530,338
Health Care	70,807,284			2,036,580			– 0	–	72,843,864
Information Technology	70,914,665			– 0	–		– 0	–	70,914,665
Consumer Staples	61,177,976			– 0	–		– 0	–	61,177,976
Energy	60,322,654			– 0	–		– 0	–	60,322,654
Consumer Discretionary	48,264,509			– 0	–		– 0	–	48,264,509
Utilities	36,548,411			– 0	–		– 0	–	36,548,411
Industrials	33,074,301			– 0	–		– 0	–	33,074,301
Telecommunication Services	26,316,056			– 0	–		– 0	–	26,316,056
Materials	13,418,770			– 0	–		– 0	–	13,418,770
Short-Term Investments	3,626,410			– 0	–		– 0	–	3,626,410
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	22,242,518			– 0	–		– 0	–	22,242,518

Total Investments in Securities	528,243,892			2,036,580			– 0	–	530,280,472
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$528,243,892			$2,036,580		$	– 0	–	$530,280,472

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	October 23, 2012